Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Depreciation Expenses Using Straight-Line Method

The Company computed depreciation expenses using the straight-line method over the following estimated useful lives:

Classification	Years
Land use right	50 years
Buildings	20 years – 47 years
Machinery and equipment	4 – 5 years
Leasehold improvements	shorter of lease term or 4 years
Furniture and fixtures	4 years
Motor vehicle	4 years